Schedule of trade and other receivables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Less: Allowance for expected credit loss	$ (462,593)	$ (588,373)	$ (361,988)	$ (460,413)	$ (465,986)
Trade Receivables	1,691,707	2,151,682		1,673,160
Deposits	5,324,813	6,772,629		90,252
Prepayments	338,679	430,767		28,163
Trade and other receivables	7,460,701	9,489,266		2,005,219
Thrid Parties [Member]
IfrsStatementLineItems [Line Items]
- third parties	2,154,300	2,740,055		2,133,573
Other receivables - third parties	$ 105,502	$ 134,188		$ 213,644